Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related-Party Balances

Amounts due from and due to related parties were as follows:

	Nature of transaction	April 30, 2025	April 30, 2026	April 30, 2026
		JPY	JPY	USD
Receivables from related parties
PM MTF Ltd.	Receivables from related parties arising from licensing arrangements, royalties, and advances made on behalf of PM MTF Ltd for payroll and other operating expenses	-	57,047,550	364,149
Total receivables from related parties			57,047,550	364,149
Payables to related parties
Patrick Gruhn	Amounts payable to a director for acquisition of Kephas Corporation	-	162,343,156	1,036,277
Panagiota Ziourti	Amounts payable to a director for purchases of office supplies	-	45,937	293
Total payables to related parties		-	162,389,093	1,036,570
Loans to related parties, noncurrent
Lorem Ipsum RM UG GmbH	Loan principal and accrued interest under an unsecured, subordinated financing facility.	-	400,651,190	2,557,457
Patrick Gruhn	Funding advances received from a director.	-	216,004,619	1,378,811
Total loans to related parties, noncurrent		-	616,655,809	3,936,268